Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Prepaid expenses	163,443	344,696	52,979
Staff field advances	22,429	6,735	1,035
Interest receivables	13,576	17,644	2,712
Receivables for the disposal of certain construction-in-progress	20,290	—	—
Tax recoverables	309,426	376,642	57,889
Deposits	19,596	30,669	4,714
Loan to third parties	62,433	60,805	9,345
Other receivables	165,938	96,559	14,840

	777,131	933,750	143,514

Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud computing services, and the prepayments to telecommunication operators for bandwidth, data centers or cabinets.